Segmented information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING SEGMENT RESULTS
Gold revenues	$ 449,300,000	$ 434,400,000
Copper revenues	180,900,000	187,300,000
Silver revenues	13,200,000	8,900,000
Total revenues	643,400,000	630,600,000
Operating expenses	339,900,000	371,900,000
Depreciation and depletion	193,100,000	240,600,000
Revenue less cost of goods sold	110,400,000	18,100,000
Corporate administration	15,600,000	17,600,000
Corporate restructuring	0	1,100,000
Share-based payment expenses	7,600,000	1,700,000
Exploration and business development	5,800,000	5,600,000
Income (loss) from operations	81,400,000	(7,900,000)
Severance and other termination benefits		1,100,000
Intersegment amounts
OPERATING SEGMENT RESULTS
Total revenues	0	0
Rainy River
OPERATING SEGMENT RESULTS
Gold revenues	360,700,000	354,200,000
Copper revenues	0	0
Silver revenues	8,000,000.0	4,700,000
Total revenues	368,700,000	358,900,000
Operating expenses	213,200,000	258,400,000
Depreciation and depletion	141,300,000	93,900,000
Revenue less cost of goods sold	14,200,000	6,600,000
Corporate administration	0	0
Corporate restructuring		0
Share-based payment expenses	0	0
Exploration and business development	1,000,000.0	1,400,000
Income (loss) from operations	13,200,000	5,200,000
New Afton
OPERATING SEGMENT RESULTS
Gold revenues	88,600,000	80,200,000
Copper revenues	180,900,000	187,300,000
Silver revenues	5,200,000	4,200,000
Total revenues	274,700,000	271,700,000
Operating expenses	126,700,000	113,500,000
Depreciation and depletion	51,800,000	146,700,000
Revenue less cost of goods sold	96,200,000	11,500,000
Corporate administration	0	0
Corporate restructuring		0
Share-based payment expenses	0	0
Exploration and business development	4,500,000	3,100,000
Income (loss) from operations	91,700,000	8,400,000
Corporate
OPERATING SEGMENT RESULTS
Gold revenues	0	0
Copper revenues	0	0
Silver revenues	0	0
Total revenues	0	0
Operating expenses	0	0
Depreciation and depletion	0	0
Revenue less cost of goods sold	0	0
Corporate administration	15,600,000	17,600,000
Corporate restructuring		1,100,000
Share-based payment expenses	7,600,000	1,700,000
Exploration and business development	300,000	1,100,000
Income (loss) from operations	$ (23,500,000)	$ (21,500,000)